UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       390 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY          11/15/04
---------------------   ------------------------  -----------
    [Signature]               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:      112,424,184
                                          -----------------------

Form 13F Information Table Value Total:  $$2,000,729,112
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

--------------------------------------------------------------------------------------------------

                                                                                       Item 5:
                  Item 1:                  Item 2:        Item 3:        Item 4:      Shares of
              Name of Issuer               Title of       CUSIP        Fair Market    Principal
                                            Class         Number          Value        Amount

--------------------------------------------------------------------------------------------------

CARNIVAL CORP COM                            COMMON       143658102    19,449,904      411,290
ABX AIR INC                                  COMMON       00080S101     2,306,850      354,900
ADVANCE AUTO PARTS COM                       COMMON       00751Y106    35,225,600    1,024,000
AMERICAN HOMEPATIENT INC                     COMMON       026649103       205,618      403,173
ARTESYN TECHNOLOGIES INC                     COMMON       043127109       748,500       75,000
BLOCKBUSTER INC                              COMMON       093679108     1,350,375      177,915
CADENCE RESOURCES CORP.                      COMMON       12738N103       512,000      400,000
CLARUS CORPORATION                           COMMON       182707109     2,030,402      232,046
CONSECO INC COM NEW                          COMMON       208464883       883,000       50,000
CONSOL ENERGY INC                            COMMON       20854P109    40,588,095    1,163,316
CORINTHIAN COLLEGES INC                      COMMON       218868107    14,154,000    1,050,000
CROWN CORK & SEAL INC COM                    COMMON       228368106     9,912,034      961,400
CSK AUTO CORP                                COMMON       125965103     2,997,000      225,000
DANIELSON HOLDING CORP                       COMMON       236274106     5,781,237      949,300
ELAN PLC ADR                                 COMMON       284131208    32,760,000    1,400,000
FOOTSTAR INC                                 COMMON       344912100       517,500      150,000
GLOBIX CORP                                  COMMON       37957F200     3,340,132    1,027,733
GRUPO TMM S A SP ADR A SHS                   COMMON       40051D105       231,786       97,800
HOME PRODUCTS INTL INC                       COMMON       437305105        27,826       16,662
IBASIS INC                                   COMMON       450732102       409,500      175,000
ICO GLOBAL COM HLDG LTD                      COMMON       44930K108       242,489    1,054,300
ISPAT INTL NV-NY REG SHS                     COMMON       464899103    89,270,700    3,078,300
ITT EDUCATIONAL SVCS COM                     COMMON       45068B109    10,815,000      300,000
KANSAS CITY SOUTHERN INDS INC                COMMON       485170104    15,538,631    1,024,300
KEY ENERGY SERVICES INC                      COMMON       492914106    14,130,740    1,278,800
KMART HOLDING CORP                           COMMON       498780105    24,021,536      274,626
LEAP WIRELESS INTL INC                       COMMON       521863308    16,837,986      765,363
LIONS GATE ENTERTAINMENT CORP                COMMON       535919203     5,089,500      585,000
MASSEY ENERGY CORP COM                       COMMON       576206106    20,285,716      701,200
NATIONAL MEDICAL HEALTH CARD                 COMMON       636918302     2,387,888      114,253
NEKTAR THERAPEUTICS                          COMMON       640268108     2,055,726      141,970
NET PERCEPTIONS INC                          COMMON       64107U101       516,594      698,100
NRG ENERGY INC                               COMMON       629377508    20,205,000      750,000
NUCOR CORP COM                               COMMON       670346105    54,904,233      600,900
OMNICARE INC COM                             COMMON       681904108    36,947,153    1,302,791
OWENS-ILLINOIS INC                           COMMON       690768403     1,600,000      100,000
PATHMARK STORES NEW COM                      COMMON       70322A101       950,600      196,000
PHELPS DODGE CORP                            COMMON       717265102    64,421,000      700,000
PMA CAPITAL CORPORATION CL-A                 COMMON       693419202       308,176       40,818
TELEWEST GLOBAL INC                          COMMON       87956T107     6,008,934      517,120
TERRA INDUSTRIES INC                         COMMON       880915103       866,000      100,000
TRIAD HOSPITALS INC                          COMMON       89579K109    32,184,180      934,500
UNITEDGLOBALCOM                              COMMON       913247508    63,280,648    8,471,305
UNIVERSAL HLTH SVCS CL B                     COMMON       913903100     2,175,000       50,000
VIVENDI UNIVERSAL SPON ADR NEW               COMMON       92851S204     2,585,865      100,500
W R GRACE & CO-DEL NEW                       COMMON       38388F108     8,505,000      900,000
WET SEAL INC - CL A                          COMMON       961840105       888,100      535,000
XO COMMUNICATIONS INC                        COMMON       983764838       158,000       50,000
ABOVENET INC                                 COMMON       00374N107    17,363,352      723,473
AMERICAN TOWER CORP - CL A                   COMMON       029912201    12,347,540      804,400
ASSURANT INC                                 COMMON       04621X108    39,069,862    1,502,687
BOISE CASCADE CORP COM                       COMMON       097383103     3,044,588       91,484
CHEMED CORP (UNREGISTERED)                   COMMON       778787101     8,271,036      148,386
COCA COLA ENTERPRISES INC.                   COMMON       191219104    51,294,600    2,714,000
DADE BEHRING INC                             COMMON       23342J206    52,095,160      934,979
HEALTHSOUTH CORP COM                         COMMON       421924101     1,774,500      350,000
IMPSAT FIBER NETWORKS                        COMMON       45321T202     5,342,037    1,025,343
KINDER MORGAN INC KANS COM                   COMMON       49455P101    31,410,000      500,000
LIBERTY MEDIA CORP - A                       COMMON       530718105    60,036,921    6,884,968
LIPMAN                                       COMMON       M6772H101     6,386,562      271,653
MOTIENT CORP                                 COMMON       619908304    13,937,150    1,630,076
NTL INCORPORATED                             COMMON       62940M104    24,063,360      387,681
RIVER BANK AMERICA-N.Y.                      COMMON       749254108       639,000      127,800
SKYTERRA COMMUNICATIONS INC                  COMMON       83087K107       436,361       62,967
SPECTRASITE INC                              COMMON       84761M104     4,933,650      106,100
TYCO INTL LTD NEW COM                        COMMON       902124106    47,892,483    1,562,051
SCHERING-PLOUGH CORP                         COMMON       806605101    72,732,960    3,816,000
NEIMAN MARCUS GROUP CLASS B                  COMMON       640204301       383,986        7,211
NEWS CORP LTD-ADR                            COMMON       65248E104    39,287,820    1,254,000
AT&T CORP COM WIRLES GRP                     COMMON       001957406   174,602,052   11,813,400
COX COMMUNICATIONS NEW CL A                  COMMON       224044107    75,049,389    2,265,300
MARINER HEALTH CARE INC                      COMMON       56845X108     4,831,725      172,500
NEXTWAVE                                     COMMON       65332M103    61,052,037   11,243,469
PEOPLESOFT INC COM                           COMMON       712713106    99,863,365    5,030,900
ADELPHIA COMMUNICATION PFD CV E 7.5%         PREFERRED    006848501        31,250
ADELPHIA COMMUNICATION PFD CV SER D          PREFERRED    006848402        25,000        2,000
LIBERTY GROUP PUBG INC PFD SREX14.75%        PREFERRED    530553304     3,299,920      164,996
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C   PREFERRED    564621495       264,513      264,513
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D    PREFERRED    564623053        90,000       90,000
PEGASUS PREFERRED STOCK 6.50% 12/31/49       PREFERRED    705904506     1,260,000       35,000
SUPERIOR ESSEX INC PFD                       PREFERRED    86815U206       174,549      174,549
VITELCO 10% PFD. STOCK (UNREGISTERED)        PREFERRED    927682203     8,500,000        8,500
BARR PHARMACEUTICALS CALL OPT 35.00 112004   CALL OPTION  0CS996292       297,840          438
CARDINAL HEALTH CALL OPT 45.0000 10162004    CALL OPTION  14149Y9JI        60,000        1,000
ELAN CORP CALL OPT 17.5000 10162004          CALL OPTION  2841319JW     1,800,000        3,000
ELAN CORP CALL OPT 20.0000 10162004          CALL OPTION  2QQ99A052     1,900,000        5,000
IAC/INTERACTIVE CALL OPT 22.5000 10162004    CALL OPTION  44919P9JX        55,000        1,000
OMNICARE INC CALL OPT 30.0000 03/19/2005     CALL OPTION  6TH99U15        658,000        3,290
PHELPS DODGE CALL OPT 85.0000 10162004       CALL OPTION  7172659JQ       126,750          169
PHELPS DODGE CALL OPT 90.0000 10162004       CALL OPTION  7172659JR       519,110        1,403
PHELPS DODGE CALL OPT 95.0000 10162004       CALL OPTION  7172659JS       270,000        2,000
HMP WARRANTS                                 WARRANTS     40425K116     4,974,000       20,725
IBASIS INC WARRANTS @ 0.65 STRIKE 1/15/08    WARRANTS             0     2,506,000    1,400,000
IBASIS INC WARRANTS @ 2.10 STRIKE 9/24/09    WARRANTS             0             0      225,000
NEXTWAVE WTS SER B @ 3 1/1/2059 (PHYSICAL)   WARRANTS             0        24,671       24,671
THERMADYNE HOLDINGS WARRANTS @ 20.78         WARRANTS             0             0       90,217
WTS MOTIENT CORP EXP (UNREGISTERED)          WARRANTS      61990830     2,106,562      312,500
SPX CORP COM                                 COMMON       784635104       912,116       25,766
ACCREDO HEALTH INC COM                       COMMON       00437V104       676,695       28,710
JOHNSON & JOHNSON COM                        COMMON       478160104    15,802,706      280,538
BANKAMERICA CORP COM                         COMMON       060505104    41,617,425      960,476
AMGEN INC COM                                COMMON       031162100     1,678,918       29,621
MATTEL INC COM                               COMMON       577081102       413,364       22,800
NEWMONT MINING CORP COM                      COMMON       651639106     3,275,246       71,936
PFIZER INC COM                               COMMON       717081103    15,072,214      492,556
PNC BANK CORP COM                            COMMON       693475105     4,785,145       88,450
CHEVRONTEXACO CORPORATION COM                COMMON       166751107    19,989,375      372,658
VIACOM CLASS B                               COMMON       925524308     2,985,833       88,970
DEUTSCHE TELEKOM AG SPONSORED ADR            COMMON       251566105     1,840,454       98,631
WALT DISNEY CO                               COMMON       254687106     5,060,220      224,400
WASHINGTON MUTUAL INC                        COMMON       939322103     8,791,241      224,955
WELLS FARGO & CO-NEW                         COMMON       949746101    12,581,930      211,000
DEUTSCHE TELEKOM AG-REG                      COMMON         5842359     1,286,648       69,308
CAP GEMINI                                   COMMON         4163437     9,421,461      400,000
HOECHST AG                                   COMMON         5070376     1,335,391       20,250
HUNTER DOUGLAS NV                            COMMON         5291810       184,099        4,000
SANOFI - AVENTIS NEW                         COMMON         B02KR51    17,806,845      238,920
SGL CARBON AG                                COMMON         4818351     1,190,796      104,026
SUEZ SA                                      COMMON         7118047     6,442,727      300,000
TPG NV                                       COMMON         5481558    49,071,167    2,005,000
VEOLIA ENVIRONNEMENT                         COMMON         4031879    17,311,315      600,477
VIVENDI UNIVERSAL SA                         COMMON         4834777    64,635,594    2,518,053
FRANCE TELECOM                               COMMON         5176177    29,951,586    1,200,000
UNILEVER PLC                                 COMMON         0574873    15,790,304    1,924,600
ABBEY NATIONAL PLC                           COMMON         0004455    12,002,539    1,175,000
CORUS GROUP PLC                              COMMON         0828053     2,040,934    2,203,343
WARNER CHILCOTT PLC                          COMMON         0040448     8,620,489      619,260
ADECCO SA-REG                                COMMON         7110720    17,433,920      350,000
IBASIS INC-PRIVATE UNREGISTERED STOCK        COMMON       450732102     3,024,000    1,500,000


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COLUMN TOTALS                                                      $2,000,729,112  112,424,184
-------------------------------------------------------------------------------------------------
                                        [table continued]

                                        [table continued]
-----------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:                                          Item 8:
                                                   Investment Discretion                           Voting Authority Shares
                  Item 1:                  I-----------------------------------    Item 7:     ------------------------------
              Name of Issuer               T          (b) Shared-                  Managers
                                            (a) Sole  as defined   (c) Shared -  See Instr. V  (a) Sole  (b) Shared  (c) None
                                                      by Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------

CARNIVAL CORP COM                            X                                                    X
ABX AIR INC                                  X                                                    X
ADVANCE AUTO PARTS COM                       X                                                    X
AMERICAN HOMEPATIENT INC                     X                                                    X
ARTESYN TECHNOLOGIES INC                     X                                                    X
BLOCKBUSTER INC                              X                                                    X
CADENCE RESOURCES CORP.                      X                                                    X
CLARUS CORPORATION                           X                                                    X
CONSECO INC COM NEW                          X                                                    X
CONSOL ENERGY INC                            X                                                    X
CORINTHIAN COLLEGES INC                      X                                                    X
CROWN CORK & SEAL INC COM                    X                                                    X
CSK AUTO CORP                                X                                                    X
DANIELSON HOLDING CORP                       X                                                    X
ELAN PLC ADR                                 X                                                    X
FOOTSTAR INC                                 X                                                    X
GLOBIX CORP                                  X                                                    X
GRUPO TMM S A SP ADR A SHS                   X                                                    X
HOME PRODUCTS INTL INC                       X                                                    X
IBASIS INC                                   X                                                    X
ICO GLOBAL COM HLDG LTD                      X                                                    X
ISPAT INTL NV-NY REG SHS                     X                                                    X
ITT EDUCATIONAL SVCS COM                     X                                                    X
KANSAS CITY SOUTHERN INDS INC                X                                                    X
KEY ENERGY SERVICES INC                      X                                                    X
KMART HOLDING CORP                           X                                                    X
LEAP WIRELESS INTL INC                       X                                                    X
LIONS GATE ENTERTAINMENT CORP                X                                                    X
MASSEY ENERGY CORP COM                       X                                                    X
NATIONAL MEDICAL HEALTH CARD                 X                                                    X
NEKTAR THERAPEUTICS                          X                                                    X
NET PERCEPTIONS INC                          X                                                    X
NRG ENERGY INC                               X                                                    X
NUCOR CORP COM                               X                                                    X
OMNICARE INC COM                             X                                                    X
OWENS-ILLINOIS INC                           X                                                    X
PATHMARK STORES NEW COM                      X                                                    X
PHELPS DODGE CORP                            X                                                    X
PMA CAPITAL CORPORATION CL-A                 X                                                    X
TELEWEST GLOBAL INC                          X                                                    X
TERRA INDUSTRIES INC                         X                                                    X
TRIAD HOSPITALS INC                          X                                                    X
UNITEDGLOBALCOM                              X                                                    X
UNIVERSAL HLTH SVCS CL B                     X                                                    X
VIVENDI UNIVERSAL SPON ADR NEW               X                                                    X
W R GRACE & CO-DEL NEW                       X                                                    X
WET SEAL INC - CL A                          X                                                    X
XO COMMUNICATIONS INC                        X                                                    X
ABOVENET INC                                 X                                                    X
AMERICAN TOWER CORP - CL A                   X                                                    X
ASSURANT INC                                 X                                                    X
BOISE CASCADE CORP COM                       X                                                    X
CHEMED CORP (UNREGISTERED)                   X                                                    X
COCA COLA ENTERPRISES INC.                   X                                                    X
DADE BEHRING INC                             X                                                    X
HEALTHSOUTH CORP COM                         X                                                    X
IMPSAT FIBER NETWORKS                        X                                                    X
KINDER MORGAN INC KANS COM                   X                                                    X
LIBERTY MEDIA CORP - A                       X                                                    X
LIPMAN                                       X                                                    X
MOTIENT CORP                                 X                                                    X
NTL INCORPORATED                             X                                                    X
RIVER BANK AMERICA-N.Y.                      X                                                    X
SKYTERRA COMMUNICATIONS INC                  X                                                    X
SPECTRASITE INC                              X                                                    X
TYCO INTL LTD NEW COM                        X                                                    X
SCHERING-PLOUGH CORP                         X                                                    X
NEIMAN MARCUS GROUP CLASS B                  X                                                    X
NEWS CORP LTD-ADR                            X                                                    X
AT&T CORP COM WIRLES GRP                     X                                                    X
COX COMMUNICATIONS NEW CL A                  X                                                    X
MARINER HEALTH CARE INC                      X                                                    X
NEXTWAVE                                     X                                                    X
PEOPLESOFT INC COM                           X                                                    X
ADELPHIA COMMUNICATION PFD CV E 7.5%         X                                                    X
ADELPHIA COMMUNICATION PFD CV SER D          X                                                    X
LIBERTY GROUP PUBG INC PFD SREX14.75%        X                                                    X
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C   X                                                    X
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D    X                                                    X
PEGASUS PREFERRED STOCK 6.50% 12/31/49       X                                                    X
SUPERIOR ESSEX INC PFD                       X                                                    X
VITELCO 10% PFD. STOCK (UNREGISTERED)        X                                                    X
BARR PHARMACEUTICALS CALL OPT 35.00 112004   X                                                    X
CARDINAL HEALTH CALL OPT 45.0000 10162004    X                                                    X
ELAN CORP CALL OPT 17.5000 10162004          X                                                    X
ELAN CORP CALL OPT 20.0000 10162004          X                                                    X
IAC/INTERACTIVE CALL OPT 22.5000 10162004    X                                                    X
OMNICARE INC CALL OPT 30.0000 03/19/2005     X                                                    X
PHELPS DODGE CALL OPT 85.0000 10162004       X                                                    X
PHELPS DODGE CALL OPT 90.0000 10162004       X                                                    X
PHELPS DODGE CALL OPT 95.0000 10162004       X                                                    X
HMP WARRANTS                                 X                                                    X
IBASIS INC WARRANTS @ 0.65 STRIKE 1/15/08    X                                                    X
IBASIS INC WARRANTS @ 2.10 STRIKE 9/24/09    X                                                    X
NEXTWAVE WTS SER B @ 3 1/1/2059 (PHYSICAL)   X                                                    X
THERMADYNE HOLDINGS WARRANTS @ 20.78         X                                                    X
WTS MOTIENT CORP EXP (UNREGISTERED)          X                                                    X
SPX CORP COM                                 X                                                    X
ACCREDO HEALTH INC COM                       X                                                    X
JOHNSON & JOHNSON COM                        X                                                    X
BANKAMERICA CORP COM                         X                                                    X
AMGEN INC COM                                X                                                    X
MATTEL INC COM                               X                                                    X
NEWMONT MINING CORP COM                      X                                                    X
PFIZER INC COM                               X                                                    X
PNC BANK CORP COM                            X                                                    X
CHEVRONTEXACO CORPORATION COM                X                                                    X
VIACOM CLASS B                               X                                                    X
DEUTSCHE TELEKOM AG SPONSORED ADR            X                                                    X
WALT DISNEY CO                               X                                                    X
WASHINGTON MUTUAL INC                        X                                                    X
WELLS FARGO & CO-NEW                         X                                                    X
DEUTSCHE TELEKOM AG-REG                      X                                                    X
CAP GEMINI                                   X                                                    X
HOECHST AG                                   X                                                    X
HUNTER DOUGLAS NV                            X                                                    X
SANOFI - AVENTIS NEW                         X                                                    X
SGL CARBON AG                                X                                                    X
SUEZ SA                                      X                                                    X
TPG NV                                       X                                                    X
VEOLIA ENVIRONNEMENT                         X                                                    X
VIVENDI UNIVERSAL SA                         X                                                    X
FRANCE TELECOM                               X                                                    X
UNILEVER PLC                                 X                                                    X
ABBEY NATIONAL PLC                           X                                                    X
CORUS GROUP PLC                              X                                                    X
WARNER CHILCOTT PLC                          X                                                    X
ADECCO SA-REG                                X                                                    X
IBASIS INC-PRIVATE UNREGISTERED STOCK        X                                                    X



-----------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                      $2,000,729,112  112,424,184
-----------------------------------------------------------------------------------------------------------------------------